CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	21,699,031,448	21,491,994,944
Ordinary shares, shares outstanding	21,699,031,448	21,491,994,944